John Hancock Investment Trust

601 Congress Street

Boston, Massachusetts, 02210

March 11, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”):

Post-Effective Amendment No. 1 to Form N-14 for the Reorganization of
John Hancock Sovereign Investors Fund into
John Hancock Large Cap Equity Fund, File No. 333-193554

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the Trust hereby certifies that the forms of combined proxy and prospectus and statement of additional information for John Hancock Large Cap Equity Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Combined Proxy Statement/Prospectus and Statement of Additional Information, each dated March 3, 2014, contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 under the Securities Act, the text of which was filed electronically with the U.S. Securities and Exchange Commission on March 3, 2014 via EDGAR, accession number 0001133228-14-000971.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call the undersigned at (617) 663-4324.

Sincerely,

John Hancock Investment Trust

By: /s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust